Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Operating Leases Future Minimum Payments Due [Abstract]
Operating lease liability to be paid, remainder of fiscal year	$ 197
Operating lease liability to be paid, year one	800	$ 776
Operating lease liability to be paid, year two		800
Total	$ 997	$ 1,576